ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Marketable Securities	$ 135,612	$ 382,144
Warrant Liability	431,245	504,000	$ 600,000
Level 1 [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Marketable Securities	135,612	382,144
Warrant Liability	0	0	0
Level 2 [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Marketable Securities	0	0
Warrant Liability	0	0	0
Level 3 [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Marketable Securities	0	0
Warrant Liability	$ 431,245	$ 504,000	$ 600,000